Statement of cash flows (Parenthetical) R in Millions, $ in Millions		12 Months Ended
		Jun. 30, 2024 ZAR (R)	Jun. 30, 2023 ZAR (R)	Jun. 30, 2023 USD ($)
Statement
Loans granted		R 298
Loans repaid		357
Increase in long-term restricted cash		214
Proceeds from long-term debt	[1]	R 30,692	R 95,035
US Dollar Convertible Bond, November 2027
Statement
Proceeds from long-term debt			R 13,200	$ 750

[1]	2023: Proceeds from long-term debt includes the issue of a R13,2 billion (US$750 million) convertible bond.